Related Party Transactions	12 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
(21)	Related Party Transactions

From time to time, the Company enters into transactions in the normal course of business with related parties.

A current and a former member of the board of directors are affiliated with Marco International. During the years ended June 30, 2014, 2013, and 2012, the Company:

•	Entered into agreements with Marco International to purchase graphitized carbon electrodes. Purchases under these agreements totaled $19,217, $34,785, and $18,136, respectively. At June 30, 2014 and 2013, payables to Marco International under these agreements totaled $1,140 and $0, respectively.

•
Entered into agreements with Marco International to purchase rare earth. Purchases under these agreements totaled $559, $0, and $1,013, respectively. At June 30, 2014 and 2013, there were no payables to Marco International outstanding under these agreements.

•	Entered into agreements to sell ferrosilicon to Marco International. Net sales under these agreements totaled $641, $411, and $851, respectively. At June 30, 2014 and 2013, there were no receivables from Marco International outstanding under these agreements.

•	Entered into agreements to sell calcium silicon powder to Marco International. Net sales under these agreements totaled $4,173, $1,344, and $5,611, respectively. At June 30, 2014 and 2013, there were no receivables from Marco International outstanding under these agreements.